DISPOSITION - Disclosure of information about disposition (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disposition [Abstract]
Proceeds from asset disposition	$ 0	$ 10,027	$ 0
PP&E net of accumulated depletion and depreciation	0	(27,008)	0
Decommissioning liabilities disposed	0	3,168	0
Losses on disposals of property, plant and equipment	$ 0	$ (13,813)	$ 0